Prepayment and Other Current Assets, Net - Schedule of Prepayment and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepayment and Other Current Assets [Abstract]
Advances to vendors	$ 44,818	$ 32,907
Staff advance		85
Others	4	38
Subtotal	44,822	33,030
Less: allowance for credit loss and allowance		(2,196)	$ (2,257)
Prepayment and other assets, net	$ 44,822	$ 30,834